Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information
Entity Registrant Name	OptimizeRx Corp
Entity Central Index Key	0001448431
Amendment Flag	true
Amendment Description

Pursuant to Rule 429(a) under the Securities Act, the prospectus (“Prospectus”) included in this Registration Statement on Form S-1 (this “Registration Statement”) is a combined prospectus and also relates to an aggregate of 849,139 shares registered and remaining unsold (the “Previously Registered Shares”) under the registrant’s registration statements on Form POSAM (No. 333-203820) and Form S-1 (No. 333-195210) and amendments thereto (collectively, the “Prior Registration Statements”), which became effective on October 1, 2015 and May 28, 2014, respectively, pursuant to Section 8(a) of the Securities Act. Pursuant to Rule 429(b), this Registration Statement, upon effectiveness, also constitutes a post-effective amendment to the Prior Registration Statements, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement and in accordance with Section 8(c) of the Securities Act.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2016